Share and Other Capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		6 Months Ended
	Jul. 07, 2020	Feb. 21, 2020	Sep. 20, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Number of common shares issued		3,478,261	4,988
Transaction costs				$ 11		$ 611
Issuance of common shares and warrants					$ 314	$ 4,500	$ 314
Deferred Stock Units DSU's [Member]
Statement Line Items [Line Items]
Number of common shares issued				111,300		111,300
Warrant [Member]
Statement Line Items [Line Items]
Number of common shares issued		243,478
Exercise price		$ 1.62
Proceeds from issuing common shares		$ 2,326
Transaction costs		600
Share Capital [Member]
Statement Line Items [Line Items]
Proceeds from issuing common shares		2,174
Transaction costs		$ 600
Issuance of Common Shares and Warrants [Member]
Statement Line Items [Line Items]
Issuance of common shares and warrants	$ 12,000
Registered Direct Offering [Member]
Statement Line Items [Line Items]
Number of common shares issued		3,478,261
Share price		$ 1.29
Proceeds from issuing common shares		$ 4,500
Registered Direct Offering [Member] | Warrant [Member]
Statement Line Items [Line Items]
Number of common shares issued		2,608,696
Exercise price		$ 1.20
Proceeds from issuing common shares		$ 3,900
Warrant liability		$ 310
Securities Purchase Agreement [Member]
Statement Line Items [Line Items]
Number of common shares issued			3,325,000
Transaction costs			$ 786
Warrant liability			550
Issuance of common shares and warrants			$ 4,988
Combined purchase price, description			The combined purchase price for one common share and one warrant was $1.50.
Securities Purchase Agreement [Member] | Warrant [Member]
Statement Line Items [Line Items]
Number of common shares issued			3,325,000
Transaction costs			$ 795
Issuance of common shares and warrants			3,457
Securities Purchase Agreement [Member] | Share Capital [Member]
Statement Line Items [Line Items]
Transaction costs			795
Issuance of common shares and warrants			$ 1,531